Fair value estimates (Details Narrative) - $ / shares shares in Thousands		12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional common shares	40,792
Transaction price	$ 0.17
Increase of equity interest		64.68%
Tinka Resources Limited [Member]
IfrsStatementLineItems [Line Items]
Additional common shares		81,202	71,343
Increase of equity interest		19.86%	18.23%
Outstanding warrants		4,930
Increase of equity interest		56.68%
Total outstanding warrants		8,697